CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net income (loss)	$ 317	$ (390)
Adjustments to reconcile net profit (loss) to net cash used in operating activities:
Depreciation	46	55
Share-based compensation	291	297
Increase (decrease) in severance pay, net	47	(23)
Decrease (increase) in trade receivables	1,451	(2,213)
Decrease (increase) in other account receivables and prepaid expenses	(47)	67
Decrease in inventories	311	1,036
Decrease in trade payables	(1,068)	(693)
Decrease in employees and payroll accrual	(2)	(44)
Decrease in other account payables and accrued expenses	(321)	(108)
Change in restricted bank deposit	28	(8)
Increase (decrease) in deferred revenue and advances from customers	480	537
Net cash provided by (used in) operating activities	1,533	(1,487)
Cash flows from investing activities:
Investment in restricted bank deposits		(297)
Maturity of restricted bank deposits	1,477
Purchase of property and equipment	(52)	(41)
Net cash provided by (used in) investing activities	1,425	(338)
Cash flows from financing activities:
Payment of short term bank credit	(629)	(1,058)
Payment of short term loan		(777)
Proceeds from issuance of ordinary shares and warrants, net of issuance expenses		3,428
Proceeds from exercise of warrants	20
Proceeds from exercise of options	201	43
Net cash provided by (used in) financing activities	(408)	1,636
Foreign currency translation adjustments on cash and cash equivalents	118	(7)
Increase (Decrease) in cash and cash equivalents	2,668	(196)
Cash and cash equivalents at beginning of year	1,185	1,474
Cash and cash equivalents at end of year	3,853	1,278
Non-cash investing activities:
Purchase of property and equipment	3	54
Cash paid for interest	$ 8	$ 8